SEGMENT REPORTING (Tables)	12 Months Ended
Jul. 31, 2020
SEGMENT REPORTING
Summary of information by segment

The following tables present summary information by segment for the years ended July 2020, 2019 and 2018, respectively:

	For the year ended July 31, 2020
	Business
	advisory and
	consulting	Multi-Channel	Event planning	Movie theatre
	services	Advertising	and execution	operation	Total

Revenue	$645,127	$—	$40,872	$—	$685,999
Cost of revenue and related taxes	$(4,068)	$—	$(223,342)	$—	$(227,410)
Gross profit (loss)	$641,059	$—	$(182,470)	$—	$458,589
Operating expenses	$(7,092,062)	$(3,951,015)	$(4,331,370)	$(2,343,560)	$(17,718,007)
Loss from operations	$(6,451,003)	$(3,951,015)	$(4,513,840)	$(2,343,560)	$(17,259,418)
Net loss	$(6,329,798)	$(3,951,015)	$(4,665,995)	$(2,343,560)	$(17,290,368)

	For the year ended July 31, 2019
	Go public	Multi-	Event
	consulting	Channel	planning	Movie theatre
	services	Advertising	and execution	operation	Total

Revenue	$3,078,758	$—	$—	$—	$3,078,758
Gross profit	$3,078,758	$—	$—	$—	$3,078,758
Operating expenses	$(2,407,154)	$—	$—	$—	$(2,407,154)
Income from operations	$671,604	$—	$—	$—	$671,604
Net income	$429,227	$—	$—	$—	$429,227

	For the year ended July 31, 2018
	Go public consulting services		Event planning
	and customer initial	Multi-Channel	and	Movie theatre
	registration services	Advertising	execution	operation	Total

Revenue	$5,307,891	$—	$—	$—	$5,307,891
Gross profit	$5,307,891	$—	$—	$—	$5,307,891
Operating expenses	$(2,580,212)	$—	$—	$—	$(2,580,212)
Income from operations	$2,727,679	$—	$—	$—	$2,727,679
Net income	$1,946,883	$—	$—	$—	$1,946,883

The following tables present total assets by segment for as of July 31, 2020 and 2019:

	As of July 31,
	2020	2019
Total assets:
Business Advisory and Consulting Services	$5,240,172	$12,342,594
Multi-Channel Advertising Services	4,854,583	—
Event Planning and Execution Services	4,088,225	—
Movie Theater Operation Services	31,602,098	—

	$45,785,078	$12,342,594